Long-Duration Insurance Contracts Relating to Life Insurance Operations - Schedule of Policy Account Balance And Market Risk Benefits (Detail) - Variable Annuity And Variable Life Insurance - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Policyholder Account Balance [Line Items]
Beginning balance	¥ 167,207	¥ 163,734
Effect of changes other than through net income and other comprehensive income	(23,706)	(26,997)
Surrenders and withdrawals	(4,924)	(7,641)
Transfer in	(6,902)	(7,891)
Benefit payments	(11,851)	(11,434)
Others	(29)	(31)
Changes through net income	(7,292)	30,205
Effect of changes in fair value of corresponding investment assets	(3,538)	40,846
Fee income	(3,590)	(3,750)
Effect of changes in fair value of market risk benefits	(164)	(6,891)
Changes through other comprehensive income	48	265
Effect of changes in the instrument-specific credit risk	48	265
Ending balance	136,257	167,207
Policy account balances	136,662	167,496
Market risk benefits	(405)	(289)
Total	¥ 136,257	¥ 167,207